Cash and cash equivalents and financial assets	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and financial assets [Abstract]
Cash and cash equivalents and financial assets
8.	Cash and cash equivalents and financial assets

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2021 and 2020:

	As of December 31,
In CHF thousands	2021	2020
Cash and cash equivalents	82,216	160,893
Total	82,216	160,893
By currency
CHF	64,941	152,537
EUR	2,253	4,215
USD	15,022	4,141
Total cash and cash equivalents	82,216	160,893

At the balance sheet dates, Company funds were held in CHF, EUR and USD currencies. As of December 31, 2021 and 2020, funds in EUR and USD were translated into CHF at a rate of 1.045 and 0.923 and 1.095 and 0.891, respectively, for each currency and year.

The following table summarizes the Company’s short-term financial assets as of December 31, 2021 and 2020:

	As of December 31,
In CHF thousands	2021	2020
Short-term financial assets due in 1 year or less	116,000	65,000
Total	116,000	65,000